Information for Pension Plans with Accumulated Benefit Obligation in Excess of Plan Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	$ 24,919	$ 22,610
Accumulated benefit obligation	24,851	22,492
Fair value of plan assets	$ 17,810	$ 16,350